Fees Summary	Mar. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,000,000.00
Previously Paid Amount	138.10
Total Fee Amount	138.10
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 1,000,000.00
Final Prospectus	true